Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Interest income	$ 9,406	$ 91,081	$ 11,390
Other finance income	13	0	0
Interest and allowances generated by operating assets	7,431	28,295	(7,626)
Interest expenses	(69,861)	(82,200)	(105,357)
Lease liabilities interest	(1,778)	(2,713)	(3,373)
Foreign exchange, net	28,073	82,416	103,985
Fair value gains financial assets at fair value through profit or loss	99,072	248,402	44,898
Gain from repurchase of Non-convertible Notes	731	341	18,213
Gain on financial instruments derived from commodities	10,994	15,532	4,711
Loss from derivative financial instruments, net	(14,403)	(67,247)	15,332
Other financial cost	(15,112)	(22,001)	(17,283)
Net result	54,566	291,906	64,890
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	9,406	91,081	11,390
Other finance income	13
Interest and allowances generated by operating assets	7,431	28,295	(7,626)
Interest expenses	(69,861)	(82,200)	(105,357)
Lease liabilities interest	(1,778)	(2,713)	(3,373)
Foreign exchange, net	28,073	82,416	103,985
Fair value gains financial assets at fair value through profit or loss	0	0	0
Gain from repurchase of Non-convertible Notes	731	341	18,213
Gain on financial instruments derived from commodities	0	0	0
Loss from derivative financial instruments, net	0	0	0
Other financial cost	(15,112)	(22,001)	(17,283)
Net result	(41,097)	95,219	(51)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Other finance income	0
Interest and allowances generated by operating assets	0	0	0
Interest expenses	0	0	0
Lease liabilities interest	0	0	0
Foreign exchange, net	0	0	0
Fair value gains financial assets at fair value through profit or loss	99,072	248,402	44,898
Gain from repurchase of Non-convertible Notes	0	0	0
Gain on financial instruments derived from commodities	10,994	15,532	4,711
Loss from derivative financial instruments, net	(14,403)	(67,247)	15,332
Other financial cost	0	0	0
Net result	$ 95,663	$ 196,687	$ 64,941